Consolidated statement of changes in equity - USD ($) $ in Thousands	Share capital Adjusted Balance	Share capital	Contingent share capital Adjusted Balance	Contingent share capital	Shares held by employee benefit trust	Other capital reserve Adjusted Balance	Other capital reserve	Revenue reserve Adjustment	Revenue reserve Adjusted Balance	Revenue reserve	Foreign currency consolidation Adjusted Balance	Foreign currency consolidation	Capital redemption reserve Adjusted Balance	Capital redemption reserve	Ordinary shares Adjustment	Ordinary shares Adjusted Balance	Ordinary shares	Total
Beginning Balance at Dec. 31, 2017		$ 351,249		$ 13,500			$ 1,152			$ 423,220		$ 9,581		$ (138)			$ 798,564
Profit for the year										317,577							317,577	$ 317,577
Other comprehensive income												24,701					24,701
Issue of share capital (note 25)		245,205															245,205	245,000
Shares purchased by the trust																		249,983
Share-based payments (note 25)							1,686										1,686
Dividends paid (note 28)										(24,579)							(24,579)
Ending Balance at Dec. 31, 2018	$ 596,454	596,454	$ 13,500	13,500		$ 2,838	2,838	$ (839)	$ 715,379	716,218	$ 34,282	34,282	$ (138)	(138)	$ (839)	$ 1,362,315	1,363,154
Profit for the year										212,107							212,107	212,107
Other comprehensive income												(17,525)					(17,525)
Share-based payments (note 25)							4,519										4,519
Dividends paid (note 28)										(28,424)							(28,424)
Ending Balance at Dec. 31, 2019		596,454		13,500			7,357			899,062		16,757		(138)			1,532,992	1,532,992
Profit for the year										171,698							171,698	171,698
Other comprehensive income												(10,206)					(10,206)
Transfer of capital redemption reserve										(138)				$ 138
Shares purchased by the trust		2,359			$ (2,359)
Shares distributed by the trust					2,265					(2,219)							46
Transfer LTIP on vesting							(3,516)			3,516
Share-based payments (note 25)							5,282										5,282
Ending Balance at Dec. 31, 2020		$ 598,813		$ 13,500	$ (94)		$ 9,123			$ 1,071,919		$ 6,551					$ 1,699,812	$ 1,699,812